                            OPPENHEIMER MULTIPLE STRATEGIES FUND
                           Supplement dated June 10, 2003 to the
                             Prospectus dated November 22, 2002

1. The  supplement  dated  January 13, 2003 is deleted and replaced by this supplement.

2. Add the following  paragraph at the end of the section  captioned "About the  Fund's  Investments  -  Other  Investment  Strategies"  on  Page  15 of the
Prospectus:

     "Loans of  Portfolio  Securities.  The Fund has entered  into a  Securities
Lending  Agreement  with  JP  Morgan  Chase.  Under  that  agreement   portfolio
securities  of the Fund may be loaned to brokers,  dealers  and other  financial institutions.  The  Securities  Lending  Agreement  provides  that loans must be adequately  collateralized  and may be made only in  conformity  with the Fund's
Securities  Lending  Guidelines,  adopted by the Fund's Board of  Trustees.  The value of the securities loaned may not exceed 25% of the value of the Fund's net assets."

3. The following replaces the paragraph titled "Portfolio  Management Team"
on page 15 of the Prospectus:

     "Portfolio Managers.  Effective January 13, 2003, the equity portion of the
Fund's  portfolio  is  managed  by  Christopher  Leavy  and  Emmanuel  Ferreira, supported  by other  members of the  Manager's  value  portfolio  team,  and the fixed-income  portion  of  the  portfolio  is  managed  by  Angelo  Manioudakis, supported by other members of the Manager's  high-grade  fixed-income  team. Mr.
Leavy has been a Senior Vice  President  of the Manager  since  September  2000.
Prior to joining the Manager,  he had been a portfolio manager at Morgan Stanley
Dean Witter Investment Management (1997-2000).  Mr. Ferreira is a Vice President
of the Manager and Mr.  Manioudakis  is a Senior Vice  President of the Manager.
Prior to joining  the  Manager in January  2003,  Mr.  Ferreira  was a portfolio manager at Lashire Investments  (1999-2003),  and a senior analyst at Mark Asset
Management  (1997-1999).  Prior to joining the Manager,  Mr.  Manioudakis  was a portfolio manager at Morgan Stanley  Investment  Management (from August 1993 to
April 2002)."

June 10, 2003                                                     PS0240.026

                            OPPENHEIMER MULTIPLE STRATEGIES FUND
                           Supplement dated June 10, 2003 to the
                            Statement of Additional Information
                                  dated November 22, 2002

The Statement of Additional Information is changed as follows:

1. The  supplement  dated  January 2, 2003 is deleted and  replaced by this supplement.

2. The section  captioned  "Other  Investment  Techniques  and Strategies -
Loans of  Portfolio  Securities"  on page 20 is deleted  and  replaced  with the following:

     |X|  Loans of  Portfolio  Securities.  The  Fund  may  lend  its  portfolio securities pursuant to the Securities Lending Agreement (the "Securities Lending
Agreement")  with JP Morgan  Chase,  subject to the  restrictions  stated in the
Prospectus.  The Fund will lend such portfolio securities to attempt to increase the  Fund's  income.  Under the  Securities  Lending  Agreement  and  applicable regulatory requirements (which are subject to change), the loan collateral must, on each  business  day, be at least equal to the value of the loaned  securities and must  consist  of cash,  bank  letters of credit or  securities  of the U.S.
Government (or its agencies or instrumentalities),  or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit  must  obligate a bank to pay to JP Morgan  Chase,  as agent,  amounts demanded by the Fund if the demand meets the terms of the letter.  Such terms of the  letter of credit and the  issuing  bank must be  satisfactory  to JP Morgan
Chase and the Fund. The Fund will receive,  pursuant to the  Securities  Lending
Agreement,  80% of all annual net income (i.e.,  net of rebates to the Borrower)
from securities lending transactions. JP Morgan Chase has agreed, in general, to guarantee the  obligations  of borrowers to return loaned  securities  and to be responsible  for  expenses  relating  to  securities  lending.  The Fund will be
responsible,   however,  for  risks  associated  with  the  investment  of  cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested  defaults.  The Securities Lending Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days' written notice. The terms of the Fund's  loans must also meet  applicable  tests under the  Internal
Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

3. The first  sentence of the last paragraph  under that caption "Trustees and Officers of the Fund" on page 37 is revised with the following:

     "Messrs. Evans, Ferreira,  Levine, Leavy,  Manioudakis,  Murphy, Masterson,
Molleur,  Vottiero,  Wixted and Zack, and Mses. Bechtolt, Feld, Ives and Switzer
and  respectively  hold the same  offices  with one or more of the other Board I
Funds as with the Fund."

4. Effective  December 31, 2002, Mr. Leon Levy resigned as a Trustee of the
Fund and Mr.  Clayton  Yeutter was  elected as Chairman of the Board,  effective
January 1, 2003. Therefore,  the Statement of Additional  Information is revised by deleting the biography for Mr. Levy on page 38 and by adding the following to
Mr. Yeutter's biography on page 40: "Chairman of the Board of Trustees."

5. The first  sentence of the  paragraph  directly  above the table  titled
"Officers of the Fund" on page 41 is revised with the following:

     "The address of the Officers in the chart below is as follows:  for Messrs.
Evans, Ferreira,  Levine, Leavy,  Manioudakis,  Molleur, and Zack and Mses. Feld
and Switzer,  498 Seventh  Avenue,  New York, NY 10018,  for Messrs.  Masterson,
Vottiero and Wixted and Mses. Bechtolt and Ives 6803 S. Tucson Way,  Centennial,
CO 80112-3924."

6. The table titled "Officers of the Fund" on pages 41 and 42 is revised by deleting the  biographical  information  of Messrs.  Rubinstein and Negri and by adding the following biographies:

         ----------------------------------------------------------------
         Christopher Leavy,     Senior Vice President (since September
         Vice President and     2000) of the Manager; an officer of 6
         Portfolio Manager      portfolios in the OppenheimerFunds
         since                  complex; prior to joining the Manager
         Age:  32               in September 2000, he was a portfolio
                                manager of Morgan Stanley Dean Witter
                                Investment Management (1997 - September
                                2000).
         ----------------------------------------------------------------
         ----------------------------------------------------------------
         Angelo Manioudakis,    Senior Vice President of the Manager
         Vice President and     (since April 2002); an officer of 12
         Portfolio Manager      portfolios in the OppenheimerFunds
         since                  complex; formerly Executive Director
         Age:  36               and portfolio manager for Miller,
                                Anderson & Sherrerd, a division of
                                Morgan Stanley Investment Management
                                (August 1993-April 2002).
         ----------------------------------------------------------------
         ----------------------------------------------------------------
         Emmanuel Ferreira,     Vice President of the Manager (since
         Vice President and     January 2003). An officer of 2
         Portfolio Manager      portfolios in the OppenheimerFunds
         since 2003             complex. Formerly, Portfolio Manager at
         Age:  35               Lashire Investments (July 1999-December
                                2002), and a Senior Analyst at Mark
                                Asset Management (July 1997-June 1999).
         ----------------------------------------------------------------

7. In the Trustee  compensation  table on page 43, the title of  "Chairman"
after Mr. Levy's name is deleted and on page 44 the title of "Chairman" is added after Mr. Yeutter's name. In addition, the following footnote is added following
Mr. Levy's name and following Mr. Yeutter's name:

     7. Effective January 1, 2003,  Clayton Yeutter became Chairman of the Board of Trustees of the Board I Funds upon the retirement of Leon Levy.

June 10, 2003                                                     PX0240.013